Expense Example - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund - Fidelity Limited Term Municipal Income Fund
Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 38
3 years	137
5 years	250
10 years	$ 578